CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS (Unaudited) - USD ($) $ in Thousands	3 Months Ended			6 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2015	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Sep. 30, 2015
Income Statement [Abstract]
NET INCOME (LOSS)	$ 6,076	$ (2,812)	$ (1,288)	$ 4,095	$ (6,693)	$ (1,801)	$ (7,462)
Other comprehensive loss, net of tax:
Currency translation adjustments	21	3		15	8	33
TOTAL COMPREHENSIVE LOSS	$ 6,097	$ (2,809)	$ (1,288)	$ 4,110	$ (6,685)	$ (1,768)	$ (7,462)